Condensed Unaudited Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Current Assets
Cash and cash equivalents		$ 9,096,424	$ 6,655,734
Trade receivable, net		734,344	226,747
Supplier advances		5,671,682	5,174,302
Other receivables, net		219,495	235,382
Total current assets		19,820,350	15,379,830
Non-current assets
Property and equipment, net		116,193	126,743
Intangible assets, net		2,010,667
Operating right-of-use asset		119,562
Total non-current assets		2,246,422	126,743
Total Assets		22,066,772	15,506,573
Current Liabilities
Short-term loans		1,121,668	833,521
Accounts payable		674,563	653,694
Advance from customers		724,551	1,185,130
Taxes payable		541,499	1,044,532
Accrued expenses and other liabilities		83,524	102,436
Salary and welfare payable		42,243	41,075
Operating right-of-use liabilities-current		78,580
Long-term accounts payable-current		20,615
Total current liabilities		3,293,430	3,866,575
Non-current Liabilities
Operating right-of-use liabilities-non-current
Long-term accounts payable		30,619	66,365
Long-term borrowing			301,678
Total non-current liabilities		30,619	368,043
Total Liabilities		3,324,049	4,234,618
Commitments and contingencies
SHAREHOLDERS’EQUITY:
Additional paid-in capital		18,335,820	10,589,916
Retained earnings		490,674	723,207
Accumulated other comprehensive loss		(91,012)	(44,392)
Total shareholders’ equity		18,742,723	11,271,955
Total liabilities and shareholders’ equity		22,066,772	15,506,573
Related Party
Current Assets
Loan to third parties		4,098,405	3,087,665
Current Liabilities
Due to related parties		6,187	6,187
Class A Ordinary Shares
SHAREHOLDERS’EQUITY:
Ordinary shares value	[1]	5,514	1,497
Class B Ordinary Shares
SHAREHOLDERS’EQUITY:
Ordinary shares value	[1]	$ 1,727	$ 1,727

[1]	Retrospectively restated for effect of reverse share split on January 10, 2025 (see Note 12 and Note 16).